Movements of Deferred Tax Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax [Line Items]
Deferred tax liabilities (assets), beginning balance	$ (62)	$ (47)
Credit/(charge) for the year	12	(16)
Currency translation differences		1
Deferred tax liabilities (assets), ending balance	(50)	(62)
Accelerated depreciation allowance [Member]
Disclosure of income tax [Line Items]
Deferred tax liabilities (assets), beginning balance	(62)	(68)
Credit/(charge) for the year	12	5
Currency translation differences		1
Deferred tax liabilities (assets), ending balance	(50)	(62)
Tax losses [member]
Disclosure of income tax [Line Items]
Deferred tax liabilities (assets), beginning balance	0	21
Credit/(charge) for the year	0	(21)
Currency translation differences		0
Deferred tax liabilities (assets), ending balance	$ 0	$ 0